Note 23 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
NOTE
17
- SUBSEQUENT EVENTS

On
April 17, 2020
the Company entered into
three
consulting agreements to add additional skill sets to its planning efforts. The compensation for these engagements is equity based and totals
225,000
of common shares.

On
May 19, 2020
AstralENERGY Solar Manufacturing Corporation, LTD and the Company entered into a Termination and Release Agreement (the “Termination Agreement”) pursuant to which they mutually terminated the Share Purchase Agreement they previously entered into on
July 31, 2018.
No
compensation was paid by either party pursuant to the Termination Agreement and each party agreed that as of the date of entry into the Termination Agreement, that neither party shall have any rights or obligations with respect to the Share Purchase Agreement.

On
April 29, 2020,
Clear Com Media, Inc. repaid
110,000
CAD of their outstanding line of credit owed to the Company, which is included within other receivable in the condensed consolidated balance sheets.

NOTE
2
3
– SUBSEQUENT EVENTS

On
January 27, 2020,
a market maker filed a Form
211
Application with the Financial Industry Regulatory Authority ("FINRA") to request permission to quote and trade the securities of CEN Biotech, Inc. on OTC Markets. However, there can be no
assurance that FINRA will approve our Form
211
Application. As of
April 14, 2020,
the application has
not
been approved.

On
March 16, 2020,
the Company entered into an amendment to the Share Purchase Agreement dated
August 31, 2016,
and executed
September 12, 2016,
between CEN Biotech, Inc. and Stevan Pokrajac and Tesla Digital Inc. and Tesla Digital Global Group Inc. The new expiration date is
December 31, 2021.

The outbreak of a novel coronavirus (COVID-
19
), which the World Health Organization declared in
March 2020
to be a pandemic, continues to spread throughout the United States of America and the globe. Many State Governors issued temporary Executive Orders that, among other stipulations, effectively prohibit in-person work activities for most industries and businesses, having the effect of suspending or severely curtailing operations. The extent of the ultimate impact of the pandemic on the Company's operational and financial performance will depend on various developments, including the duration and spread of the outbreak, and its impact on potential customers, employees, and vendors, all of which cannot be reasonably predicted at this time. While management reasonably expects the COVID-
19
outbreak to negatively impact the Company's financial condition, operating results, and timing and amounts of cash flows, the related financial consequences and duration are highly uncertain.

Since
December 31, 2019,
the Company has issued
4
new convertible notes totaling
$208,000
convertible to
130,000
common shares.